Stockholders' Equity - Share-based compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,968	$ 1,940	$ 1,712
Income tax benefit	(548)	(594)	(373)
Decrease in net income	1,420	1,346	1,339
Total share-based compensation expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,968	1,940	1,712
Cost of service revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	420	398	371
Cost of product and other revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3	4	3
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	541	506	429
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	629	639	532
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	375	368	377
Restructuring Charges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	$ 25	$ 0